CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,510,515)	$ (6,816,751)
Adjustments to reconcile net loss to net cash used in operating activities:
Increase in allowance for doubtful accounts	36,378	23,672
Depreciation and amortization	631,181	440,178
Stock-based compensation	305,180	410,961
Change in fair value of derivative liabilities	(470,466)	572,313
Amortization of deferred costs	201,875	263,337
Non-cash interest expense - amortization of debt discount	508,846
Deferred income tax provision	18,000	14,000
Loss (Gain) on disposal of assets	(41,065)	7,567
Gain on debt restructuring	(576,677)
Change in assets and liabilities net of effects from acquisition of Angel business:
Accounts and other receivables, net	(944,589)	(1,050,139)
Inventory	79,825	549,037
Prepaid expenses and other current assets	(85,181)	(305,604)
Accounts payable and accrued expenses	(1,055,983)	2,356,062
Deferred revenues	654,721
Other liabilities	8,981
Net cash used in operating activities	(4,239,489)	(3,535,367)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(66,430)	(774,625)
Payment for acquisition of Angel business		(2,000,000)
Proceeds from sale of equipment	89,251	54,632
Net cash provided by (used in) investing activities	22,821	(2,719,993)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of debt	2,100,000
Proceeds from issuance of common stock, net	3,774,330	1,900,605
Proceeds from sale of preferred stock and warrants, net		3,227,124
Repayment of note payable	(2,641,506)	(506,703)
Proceeds from option and warrant exercises	191,026	165,703
Proceeds from issuance of convertible debt, net	2,400,000
Net cash provided by financing activities	5,823,850	4,786,729
Net increase (decrease) in cash	1,607,182	(1,468,631)
Cash, beginning of period	638,868	2,107,499
Cash, end of period	$ 2,246,050	$ 638,868